Document and Entity Information	Jul. 02, 2020
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 02, 2020
Entity Registrant Name	INTERNATIONAL BUSINESS MACHINES CORPORATION
Entity Incorporation, State or Country Code	NY
Entity File Number	001-02360
Entity Tax Identification Number	13-0871985
Entity Address, Address Line One	One New Orchard Road
Entity Address, City or Town	Armonk
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10504
City Area Code	914
Local Phone Number	499-1900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000051143
New York Stock Exchange [Member] | Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Capital stock, par value $.20 per share
Trading Symbol	IBM
Security Exchange Name	NYSE
New York Stock Exchange [Member] | 1.875% Notes due 2020 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.875% Notes due 2020
Trading Symbol	IBM 20A
Security Exchange Name	NYSE
New York Stock Exchange [Member] | 6.50% Debentures due 2028 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	6.50% Debentures due 2028
Trading Symbol	IBM 28
Security Exchange Name	NYSE
New York Stock Exchange [Member] | 1.500% Notes due 2029 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.500% Notes due 2029
Trading Symbol	IBM 29
Security Exchange Name	NYSE
New York Stock Exchange [Member] | 1.750% Notes due 2028 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.750% Notes due 2028
Trading Symbol	IBM 28A
Security Exchange Name	NYSE
New York Stock Exchange [Member] | 0.500% Notes due 2021 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	0.500% Notes due 2021
Trading Symbol	IBM 21B
Security Exchange Name	NYSE
New York Stock Exchange [Member] | 2.750% Notes due 2020 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	2.750% Notes due 2020
Trading Symbol	IBM 20B
Security Exchange Name	NYSE
New York Stock Exchange [Member] | 2.875% Notes due 2025 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	2.875% Notes due 2025
Trading Symbol	IBM 25A
Security Exchange Name	NYSE
New York Stock Exchange [Member] | 0.650% Notes due 2032 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	0.650% Notes due 2032
Trading Symbol	IBM 32
Security Exchange Name	NYSE
New York Stock Exchange [Member] | 7.125% Debentures due 2096 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	7.125% Debentures due 2096
Trading Symbol	IBM 96
Security Exchange Name	NYSE
New York Stock Exchange [Member] | 1.125% Notes due 2024 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.125% Notes due 2024
Trading Symbol	IBM 24A
Security Exchange Name	NYSE
New York Stock Exchange [Member] | 1.250% Notes due 2027 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.250% Notes due 2027
Trading Symbol	IBM 27B
Security Exchange Name	NYSE
New York Stock Exchange [Member] | 0.875% Notes due 2025 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	0.875% Notes due 2025
Trading Symbol	IBM 25C
Security Exchange Name	NYSE
New York Stock Exchange [Member] | 7.00% Debentures due 2025 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	7.00% Debentures due 2025
Trading Symbol	IBM 25
Security Exchange Name	NYSE
New York Stock Exchange [Member] | 1.750% Notes due 2031 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.750% Notes due 2031
Trading Symbol	IBM 31
Security Exchange Name	NYSE
New York Stock Exchange [Member] | 0.950% Notes due 2025 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	0.950% Notes due 2025
Trading Symbol	IBM 25B
Security Exchange Name	NYSE
New York Stock Exchange [Member] | 0.300% Notes due 2026 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	0.300% Notes due 2026
Trading Symbol	IBM 26B
Security Exchange Name	NYSE
New York Stock Exchange [Member] | 0.375% Notes due 2023 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	0.375% Notes due 2023
Trading Symbol	IBM 23B
Security Exchange Name	NYSE
New York Stock Exchange [Member] | 7.00% Debentures due 2045 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	7.00% Debentures due 2045
Trading Symbol	IBM 45
Security Exchange Name	NYSE
New York Stock Exchange [Member] | 6.22% Debentures due 2027 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	6.22% Debentures due 2027
Trading Symbol	IBM 27
Security Exchange Name	NYSE
New York Stock Exchange [Member] | 1.200% Notes due 2040 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.200% Notes due 2040
Trading Symbol	IBM 40
Security Exchange Name	NYSE
New York Stock Exchange [Member] | 1.250% Notes due 2023 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.250% Notes due 2023
Trading Symbol	IBM 23A
Security Exchange Name	NYSE
New York Stock Exchange [Member] | 0.300% Notes due 2028 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	0.300% Notes due 2028
Trading Symbol	IBM 28B
Security Exchange Name	NYSE
New York Stock Exchange [Member] | 2.625% Notes due 2022 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	2.625% Notes due 2022
Trading Symbol	IBM 22A
Security Exchange Name	NYSE
Chicago Stock Exchange, Inc. [Member] | Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Capital stock, par value $.20 per share
Trading Symbol	IBM
Security Exchange Name	CHX